Statutory Information - Schedule of Statutory Capital and Surplus for the Group’s Principal Operating Subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Bermuda
Actual statutory capital and surplus
Actual statutory capital and surplus	$ 649,671	$ 548,714
Statutory net income (loss)
Statutory net income (loss)	138,574	144,063	$ 78,493
United Kingdom
Actual statutory capital and surplus
Actual statutory capital and surplus	150,766	165,657
Statutory net income (loss)
Statutory net income (loss)	5,750	27,147	11,077
Labuan
Actual statutory capital and surplus
Actual statutory capital and surplus	39,762	33,321
Statutory net income (loss)
Statutory net income (loss)	5,533	5,000	1,853
Malta
Actual statutory capital and surplus
Actual statutory capital and surplus	25,178	22,732
Statutory net income (loss)
Statutory net income (loss)	$ 2,716	$ 1,256	$ (579)